Revenue (Tables)	3 Months Ended
Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue by Geography

Based on these considerations, the following table provides disaggregated revenue data by the phase in a well’s lifecycle during which revenue has been recorded (in thousands):

	Quarter ended March 31, 2020	Quarter ended March 31, 2019
Revenue by Phase in Well’s Lifecycle:
Production Services	$133,190	$92,113
Drilling and Evaluation Services	66,109	59,591
Total revenue by phase in well’s life cycle	$199,299	$151,704